OTHER COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Book Value of the Partnership's Vessels Secured Against Long Term Loans and Capital Leases [Text Block]	Assets Pledged

(in thousands of $)	At June 30, 2014	At December 31, 2013
Book value of vessels secured against long-term loans and capital leases	1,684,453	1,409,284